Income Taxes (Textual) (Details)	12 Months Ended
Dec. 31, 2012
Disclosure Income Taxes Additional Information [Abstract]
Income tax description	No provision for federal income taxes has been made in the accompanying consolidated financial statements. MAA has made an election to be taxed as a Real Estate Investment Trust, or REIT, under Sections 856 through 860 of the Internal Revenue Code. As a REIT, MAA is generally not subject to federal income tax to the extent that we distribute 100% of our taxable income to our shareholders. We must meet certain requirements, including the requirement to distribute at least 90% of our taxable income, to maintain REIT status. If we fail to qualify as a REIT in any taxable year, MAA will be subject to the federal income tax (including any applicable alternative minimum tax) on our taxable income at regular corporate rates. Even though we qualify for taxation as a REIT, MAA may be subject to certain federal, state and local taxes on our income and property and to federal income and excise tax on our undistributed income
Income Tax Examination Year	MAALP’s tax years that remain subject to examination for U.S. federal purposes range from 2009 through 2011. Our tax years that remain open for state examination vary but range from 2008 through 2011.